RELATED PARTY TRANSACTIONS, Management Agreement (FY) (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Affiliate Payments [Abstract]
Management fees	$ 451,675	$ 623,361
Less other fees earned and paid to the Manager	(237,743)	(259,167)
General and administrative expenses reimbursed to Manager	365,567	671,605
Total	$ 1,242,229	$ 1,035,799
Managers [Member]
Management Agreement [Abstract]
Percentage of base management fees	0.375%	0.4375%
Frequency of management fees payment	quarterly	quarterly
Incentive compensation, waived		$ 479,166
Payable to Related Parties [Abstract]
Management fees		222,127
Less other fees earned and paid to the Manager		0
General and administrative expenses reimbursed to Manager		506,171
Total		$ 728,298